The Dreyfus/Laurel Funds, Inc.

- Dreyfus Opportunistic Fixed Income Fund ("DOFIF")

Incorporated herein by reference is a revised version of the prospectus for DOFIF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on March 28, 2014 (SEC Accession No. 0000819940-14-000036).